N-2 - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key	0001735964
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Cliffwater Corporate Lending Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Supplemental Expense Ratios	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021
Ratio of expenses to average net assets (excluding interest expense)[6]:
Deferred tax expense[7]	0.00%	0.01%	0.01%	0.01%	—%	—%
With fees waived, after taxes	1.36%	1.33%	1.21%	1.24%	1.28%[6]	1.32%

Senior Securities
Total Amount Outstanding
Reverse Repurchase Agreements	$—	$—	$4,320,000	$3,870,000	$6,255,000	$6,833,000
Secured Borrowings	—	—	—	—	204,168,415	249,990,230
Senior Credit Facility	3,285,500,000	1,190,000,000	1,175,000,000	932,000,000	607,000,000	1,195,000,000
Senior Notes	6,526,000,000	5,650,000,000	3,225,000,000	1,865,000,000	650,000,000	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements	—	—	4,138,255	2,863,249	1,078,983	693,179
Secured Borrowings		—	—	—	34,026	19,919
Senior Credit Facility	10,515	24,607	16,211	12,885	12,108	4,958
Senior Notes	5,788	5,972	6,517	6,920	11,376	—

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $420 million with various maturities. On July 22, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $236 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund issued additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, maturing on April 12, 2029. On August 15, 2024, the Fund issued additional Series U, Series V, Series W, Series X and Series Y notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $1,370 million with various maturities. On December 10, 2024, the Fund issued additional Series Z, Series AA, Series BB, Series CC and Series DD notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $755 million with various maturities. On March 18, 2025, the Fund issued additional Series EE, Series FF, Series GG, and Series HH notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $625 million, with various maturities. On December 22, 2025, the Fund issued additional Series II, Series JJ, Series KK, and Series LL notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $500 million, with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships.

The table below sets forth a summary of the key terms of the series of Notes outstanding at March 31, 2026.

Series	Principal Outstanding March 31, 2026	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2026	Fair Value March 31, 2026	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$19,099	$6,805,201	$643,175,700	$641,505,894	4.10%	5.84%	March 28, 2027
A	250,000,000	Semi-Annual	6,994	1,288,340	248,704,666	246,733,036	4.10%	5.39%	March 28, 2027
C	130,000,000	Semi-Annual	68,442	242,183	129,689,375	130,012,949	5.50%	7.04%	July 19, 2026
D	10,000,000	Semi-Annual	5,257	18,084	9,976,659	10,000,996	5.50%	7.11%	July 19, 2026
E	130,000,000	Semi-Annual	208,868	1,003,087	128,788,045	130,049,753	5.61%	7.22%	July 19, 2027
F	160,000,000	Semi-Annual	450,748	3,009,057	156,540,195	160,224,500	5.72%	7.40%	July 19, 2029
G	40,000,000	Semi-Annual	112,693	747,109	39,140,198	40,056,125	5.72%	7.49%	July 19, 2029
I	95,000,000	Semi-Annual	482,637	(556,383)	95,073,746	97,203,859	7.10%	8.10%	December 6, 2027
I	10,000,000	Semi-Annual	30,507	(57,744)	10,027,237	10,231,985	7.10%	7.95%	December 6, 2027
J	141,000,000	Semi-Annual	1,170,890	(1,467,276)	141,296,386	147,759,339	7.17%	8.25%	December 6, 2029
K	115,200,000	Semi-Annual	127,889	(141,461)	115,213,572	115,714,277	6.75%	7.66%	August 4, 2026
L	304,800,000	Semi-Annual	1,231,021	(697,141)	304,266,120	312,542,922	6.77%	7.96%	August 4, 2028
M	114,000,000	Semi-Annual	602,897	338,042	113,059,061	118,663,272	6.81%	8.14%	August 4, 2030
N	66,000,000	Semi-Annual	410,899	1,308,557	64,280,544	69,752,368	6.99%	8.39%	August 4, 2033
O	85,000,000	Semi-Annual	190,903	(384,024)	85,193,121	85,985,718	7.04%	7.64%	January 20, 2027
O	27,000,000	Semi-Annual	5,878	(114,419)	27,108,541	27,313,110	7.04%	7.61%	January 20, 2027
P	224,000,000	Semi-Annual	1,018,350	(4,092,956)	227,074,606	232,295,822	7.06%	7.75%	January 20, 2029
Series	Principal Outstanding March 31, 2026	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2026	Fair Value March 31, 2026	Fixed Interest Rate	Effective Interest Rate	Maturity Date
Q	$155,000,000	Semi-Annual	$859,689	$(2,847,247)	$156,987,558	$164,405,363	7.23%	7.96%	January 20, 2031
R	224,000,000	Semi-Annual	1,412,021	(2,926,594)	225,514,573	242,601,100	7.40%	8.10%	January 20, 2034
S	45,000,000	Semi-Annual	296,987	(808,917)	45,511,930	48,678,732	7.51%	8.25%	January 20, 2036
T	150,000,000	Semi-Annual	723,415	(1,965,172)	151,241,757	154,484,226	6.69%	7.34%	April 12, 2029
T	150,000,000	Semi-Annual	723,415	(1,752,103)	151,028,688	154,484,226	6.69%	7.32%	April 12, 2029
U	268,000,000	Semi-Annual	1,102,236	(1,823,946)	268,721,710	270,305,456	6.20%	6.58%	August 15, 2027
V	486,000,000	Semi-Annual	2,801,579	(6,420,532)	489,618,953	496,289,529	6.32%	6.82%	August 15, 2029
W	328,000,000	Semi-Annual	2,106,882	(4,303,737)	330,196,855	336,845,022	6.40%	6.96%	August 15, 2031
X	93,000,000	Semi-Annual	641,775	(244,480)	92,602,705	95,250,452	6.46%	7.08%	August 15, 2034
Y	195,000,000	Semi-Annual	1,381,106	644,204	192,974,690	197,446,178	6.51%	7.10%	August 15, 2036
Z	129,000,000	Semi-Annual	694,100	(310,073)	128,615,973	129,390,869	5.76%	6.29%	January 15, 2028
AA	160,500,000	Semi-Annual	1,081,543	(631,051)	160,049,508	161,619,275	5.85%	6.40%	March 14, 2030
BB	174,500,000	Semi-Annual	1,265,020	(88,412)	173,323,392	175,932,633	6.01%	6.53%	March 14, 2032
CC	91,000,000	Semi-Annual	694,528	886,947	89,418,525	91,055,807	6.13%	6.61%	March 14, 2035
DD	200,000,000	Semi-Annual	1,554,269	3,356,078	195,089,653	196,898,690	6.18%	6.64%	January 15, 2037
EE	150,000,000	Semi-Annual	33,128	(295,405)	150,262,277	149,604,131	5.42%	5.90%	July 2, 2028
FF	175,000,000	Semi-Annual	61,141	(856,718)	175,795,577	174,401,125	5.58%	5.87%	July 2, 2030
GG	225,000,000	Semi-Annual	76,180	(1,023,525)	225,947,345	224,141,073	5.80%	6.04%	July 2, 2032
HH	75,000,000	Semi-Annual	96,095	5,646	74,898,259	74,021,971	5.95%	6.12%	July 2, 2035
II	85,000,000	Semi-Annual	449,766	519,410	84,030,824	84,218,174	5.19%	5.76%	December 22, 2028
JJ	215,000,000	Semi-Annual	787,608	1,537,927	212,674,465	212,001,946	5.37%	5.74%	December 23, 2030
KK	60,000,000	Semi-Annual	333,879	541,962	59,124,159	58,917,391	5.61%	5.84%	December 22, 2032
LL	140,000,000	Semi-Annual	1,178,814	1,501,580	137,319,606	136,829,394	5.87%	5.94%	December 22, 2035
Total	$6,526,000,000		$26,499,148	$(10,055,902)	$6,509,556,754	$6,605,868,688

Senior Securities Amount	$ 6,526,000,000
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022*	For the Year Ended December 31, 2021
Net asset value, beginning of period	$10.83	$10.55	$10.67	$10.79	$10.60	$10.35
Income from Investment Operations:
Net investment income[1]	0.95	1.08	1.15	0.87	0.16	0.72
Net realized and unrealized gain (loss) on investments[2]	(0.17)	0.10	0.18	(0.15)	0.03	0.27
Total income from investment operations	0.78	1.18	1.33	0.72	0.19	0.99
Less Distributions to shareholders:
From net investment income	(1.09)	(0.90)	(1.41)	(0.69)	—	(0.62)
From return of capital	—	—	(0.04)	(0.15)	—	(0.10)
From net realized gain	—	—	—	—	—	(0.02)
Total Distributions to shareholders	(1.09)	(0.90)	(1.45)	(0.84)	—	(0.74)

Net asset value, end of period	$10.52	$10.83	$10.55	$10.67	$10.79	$10.60

Total return[3]	7.61%	11.58%	13.34%	7.06%	1.79%[4]	10.38%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,261,116	$28,091,919	$17,872,941	$11,076,905	$6,742,783	$4,729,648

Ratio of expenses to average net assets (excluding interest expense)[6]:
Before fees waived and deferred tax expense	1.36%	1.32%	1.20%	1.23%	1.28%[5]	1.32%

Ratio of expenses to average net assets (including interest expense)[6]:
Before fees waived	3.31%	3.19%	3.42%	2.95%	1.79%[5]	1.94%

Ratio of net investment income to average net assets (including interest expense)[6]:
Before fees waived	8.93%	10.03%	10.81%	8.23%	6.24%[5]	6.74%

Portfolio turnover rate	42%	34%	31%	26%	16%[4]	29%

*     Fiscal year end changed to March 31, effective January 1, 2022.

[1]    Based on average daily shares outstanding for the period.

[2]    Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

[3]    Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund Shares.

[4]    Not annualized.

[5]    Annualized.

[6]    These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Consolidated Schedule of Investments.

[7]    Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).

Supplemental Expense Ratios	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021
Ratio of expenses to average net assets (excluding interest expense)[6]:
Deferred tax expense[7]	0.00%	0.01%	0.01%	0.01%	—%	—%
With fees waived, after taxes	1.36%	1.33%	1.21%	1.24%	1.28%[6]	1.32%

Senior Securities
Total Amount Outstanding
Reverse Repurchase Agreements	$—	$—	$4,320,000	$3,870,000	$6,255,000	$6,833,000
Secured Borrowings	—	—	—	—	204,168,415	249,990,230
Senior Credit Facility	3,285,500,000	1,190,000,000	1,175,000,000	932,000,000	607,000,000	1,195,000,000
Senior Notes	6,526,000,000	5,650,000,000	3,225,000,000	1,865,000,000	650,000,000	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements	—	—	4,138,255	2,863,249	1,078,983	693,179
Secured Borrowings		—	—	—	34,026	19,919
Senior Credit Facility	10,515	24,607	16,211	12,885	12,108	4,958
Senior Notes	5,788	5,972	6,517	6,920	11,376	—

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $420 million with various maturities. On July 22, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $236 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund issued additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, maturing on April 12, 2029. On August 15, 2024, the Fund issued additional Series U, Series V, Series W, Series X and Series Y notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $1,370 million with various maturities. On December 10, 2024, the Fund issued additional Series Z, Series AA, Series BB, Series CC and Series DD notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $755 million with various maturities. On March 18, 2025, the Fund issued additional Series EE, Series FF, Series GG, and Series HH notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $625 million, with various maturities. On December 22, 2025, the Fund issued additional Series II, Series JJ, Series KK, and Series LL notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $500 million, with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships.

The table below sets forth a summary of the key terms of the series of Notes outstanding at March 31, 2026.

Series	Principal Outstanding March 31, 2026	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2026	Fair Value March 31, 2026	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$19,099	$6,805,201	$643,175,700	$641,505,894	4.10%	5.84%	March 28, 2027
A	250,000,000	Semi-Annual	6,994	1,288,340	248,704,666	246,733,036	4.10%	5.39%	March 28, 2027
C	130,000,000	Semi-Annual	68,442	242,183	129,689,375	130,012,949	5.50%	7.04%	July 19, 2026
D	10,000,000	Semi-Annual	5,257	18,084	9,976,659	10,000,996	5.50%	7.11%	July 19, 2026
E	130,000,000	Semi-Annual	208,868	1,003,087	128,788,045	130,049,753	5.61%	7.22%	July 19, 2027
F	160,000,000	Semi-Annual	450,748	3,009,057	156,540,195	160,224,500	5.72%	7.40%	July 19, 2029
G	40,000,000	Semi-Annual	112,693	747,109	39,140,198	40,056,125	5.72%	7.49%	July 19, 2029
I	95,000,000	Semi-Annual	482,637	(556,383)	95,073,746	97,203,859	7.10%	8.10%	December 6, 2027
I	10,000,000	Semi-Annual	30,507	(57,744)	10,027,237	10,231,985	7.10%	7.95%	December 6, 2027
J	141,000,000	Semi-Annual	1,170,890	(1,467,276)	141,296,386	147,759,339	7.17%	8.25%	December 6, 2029
K	115,200,000	Semi-Annual	127,889	(141,461)	115,213,572	115,714,277	6.75%	7.66%	August 4, 2026
L	304,800,000	Semi-Annual	1,231,021	(697,141)	304,266,120	312,542,922	6.77%	7.96%	August 4, 2028
M	114,000,000	Semi-Annual	602,897	338,042	113,059,061	118,663,272	6.81%	8.14%	August 4, 2030
N	66,000,000	Semi-Annual	410,899	1,308,557	64,280,544	69,752,368	6.99%	8.39%	August 4, 2033
O	85,000,000	Semi-Annual	190,903	(384,024)	85,193,121	85,985,718	7.04%	7.64%	January 20, 2027
O	27,000,000	Semi-Annual	5,878	(114,419)	27,108,541	27,313,110	7.04%	7.61%	January 20, 2027
P	224,000,000	Semi-Annual	1,018,350	(4,092,956)	227,074,606	232,295,822	7.06%	7.75%	January 20, 2029
Series	Principal Outstanding March 31, 2026	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2026	Fair Value March 31, 2026	Fixed Interest Rate	Effective Interest Rate	Maturity Date
Q	$155,000,000	Semi-Annual	$859,689	$(2,847,247)	$156,987,558	$164,405,363	7.23%	7.96%	January 20, 2031
R	224,000,000	Semi-Annual	1,412,021	(2,926,594)	225,514,573	242,601,100	7.40%	8.10%	January 20, 2034
S	45,000,000	Semi-Annual	296,987	(808,917)	45,511,930	48,678,732	7.51%	8.25%	January 20, 2036
T	150,000,000	Semi-Annual	723,415	(1,965,172)	151,241,757	154,484,226	6.69%	7.34%	April 12, 2029
T	150,000,000	Semi-Annual	723,415	(1,752,103)	151,028,688	154,484,226	6.69%	7.32%	April 12, 2029
U	268,000,000	Semi-Annual	1,102,236	(1,823,946)	268,721,710	270,305,456	6.20%	6.58%	August 15, 2027
V	486,000,000	Semi-Annual	2,801,579	(6,420,532)	489,618,953	496,289,529	6.32%	6.82%	August 15, 2029
W	328,000,000	Semi-Annual	2,106,882	(4,303,737)	330,196,855	336,845,022	6.40%	6.96%	August 15, 2031
X	93,000,000	Semi-Annual	641,775	(244,480)	92,602,705	95,250,452	6.46%	7.08%	August 15, 2034
Y	195,000,000	Semi-Annual	1,381,106	644,204	192,974,690	197,446,178	6.51%	7.10%	August 15, 2036
Z	129,000,000	Semi-Annual	694,100	(310,073)	128,615,973	129,390,869	5.76%	6.29%	January 15, 2028
AA	160,500,000	Semi-Annual	1,081,543	(631,051)	160,049,508	161,619,275	5.85%	6.40%	March 14, 2030
BB	174,500,000	Semi-Annual	1,265,020	(88,412)	173,323,392	175,932,633	6.01%	6.53%	March 14, 2032
CC	91,000,000	Semi-Annual	694,528	886,947	89,418,525	91,055,807	6.13%	6.61%	March 14, 2035
DD	200,000,000	Semi-Annual	1,554,269	3,356,078	195,089,653	196,898,690	6.18%	6.64%	January 15, 2037
EE	150,000,000	Semi-Annual	33,128	(295,405)	150,262,277	149,604,131	5.42%	5.90%	July 2, 2028
FF	175,000,000	Semi-Annual	61,141	(856,718)	175,795,577	174,401,125	5.58%	5.87%	July 2, 2030
GG	225,000,000	Semi-Annual	76,180	(1,023,525)	225,947,345	224,141,073	5.80%	6.04%	July 2, 2032
HH	75,000,000	Semi-Annual	96,095	5,646	74,898,259	74,021,971	5.95%	6.12%	July 2, 2035
II	85,000,000	Semi-Annual	449,766	519,410	84,030,824	84,218,174	5.19%	5.76%	December 22, 2028
JJ	215,000,000	Semi-Annual	787,608	1,537,927	212,674,465	212,001,946	5.37%	5.74%	December 23, 2030
KK	60,000,000	Semi-Annual	333,879	541,962	59,124,159	58,917,391	5.61%	5.84%	December 22, 2032
LL	140,000,000	Semi-Annual	1,178,814	1,501,580	137,319,606	136,829,394	5.87%	5.94%	December 22, 2035
Total	$6,526,000,000		$26,499,148	$(10,055,902)	$6,509,556,754	$6,605,868,688

The Notes are fair valued using an income approach and classified as Level 3 in the fair value hierarchy. The discount rates used ranged from 5.32% – 6.38%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an “AA” long-term ratings by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund incurs costs in connection with the issuance of the Notes. These costs are recorded as a deferred charge and are being amortized over the respective life of each series of notes. Amortization of offering costs on notes is included on the Consolidated Statement of Operations and the carrying amount on the Consolidated Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs and the interest rate fair value adjustment.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

At March 31, 2026, the Fund was in compliance with all covenants under the Note Agreements.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investing in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investing in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) investing in special purpose vehicles (“SPVs”) and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Risk [Text Block]	Principal Risks

Debt Securities

Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Private Investment Funds

The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such Private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Derivative Instruments

The Fund may use options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Economic Downturn or Recession or Other Market Disruption

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies, terrorism, political developments, and changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

The current presidential administration has called for and is seeking to quickly enact significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. Significant uncertainty exists with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows.

SOFR RISK

Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR Federal Reserve Bank of New York (“NYFR”). If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of all LIBOR settings ceased as of June 30, 2023 and all synthetic U.S. dollar LIBOR settings were discontinued at the end of September 2024. LIBOR was intended to be an unsecured rate that represented interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. All of the aforementioned may adversely affect the Fund or a portfolio fund’s performance or NAV.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Effects of Leverage [Text Block]

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as most recently amended effective March 26, 2026, provides for borrowings on a committed basis in an aggregate principal amount up to $7,690,000,000. Under the Facility, the Fund has term loans in the amount of $1,426,500,000 (“Term Loans”), may borrow up to an additional $4,842,500,000 on a revolving basis (the “Revolving Loan”), and may borrow up to an additional $1,421,000,000 on a delayed draw term loan (“DDTL”). The Fund may request the Facility to be increased from time to time up to an aggregate amount of $10,000,000,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on March 26, 2031, and the Term Loans and DDTL mature on April 23, 2032. As of March 31, 2026, the Term Loan, Revolving Loan, and DDTL

balances were $1,426,500,000, $1,250,000,000 and $609,000,000, respectively. Fair value of the Term Loan, Revolving Loan and DDTL balance approximates carrying value as the loans have variable interest based on short term rates. These loans would be categorized as Level 3 within the fair value hierarchy.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes. For the year ended March 31, 2026, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Term Loan were $1,355,269,863, $1,426,500,000 and 5.98%, respectively. For the year ended March 31, 2026, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Revolving Loan were $1,167,602,740, $3,150,000,000 and 5.91%, respectively. For the year ended March 31, 2026, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the DDTL were $425,995,890, $609,000,000 and 5.87%, respectively. In addition, the interest rate at period end on the Term Loan, Revolving Loan and DDTL were 5.58%, 5.57% and 5.56%, respectively. The interest expense during the year ended March 31, 2026 was $184,460,743. Commitment fees incurred are prepaid and amortized over the term of the loan. For the year ended March 31, 2026, commitment fees were $6,764,843. Unused commitment fees for the year ended March 31, 2026, were $1,485,093.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at certain times, such as when the Fund incurs indebtedness, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day at NAV per Share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of Shares the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all Shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of all outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the year ended March 31, 2026 are as follows:

Commencement Date	May 8, 2025	August 7, 2025	November 6, 2025	February 5, 2026
Repurchase Request	June 9, 2025	September 8, 2025	December 9, 2025	March 10, 2026
Repurchase Pricing date	June 9, 2025	September 8, 2025	December 9, 2025	March 10, 2026

Net Asset Value as of Repurchase Offer Date
Class I	$10.76	$10.72	$10.67	$10.52

Amount Repurchased
Class I	$1,025,311,527	$917,546,316	$1,756,725,615	$2,344,027,419

Percentage of Outstanding Shares Repurchased
Class I	3.42%	2.90%	5.32%	7.00%

Security Dividends [Text Block]	The minimum initial investment in Class I Shares by any investor is $10 million.
Long Term Debt [Table Text Block]

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowing outstanding as of March 31, 2026. For the year ended March 31, 2026, the average balance outstanding was $184,371,740.

Outstanding Securities [Table Text Block]
Assets:
Investments in unaffiliated securities, at value (cost $39,896,599,528)(a)	$39,885,117,854
Investments in affiliated securities, at value (cost $82,172,540)	77,013,809
Unrealized appreciation on forward foreign currency exchange contracts	59,087,266
Unrealized appreciation on swap contracts	33,809,316
Cash	581,478,472
Receivables:
Investment securities sold	136,875,052
Fund shares sold	8,286,160
Dividends and interest	361,543,683
Swap interest	18,004,304
Due from custodian	25,631,888
Investments made in advance	40,017,563
Prepaid expenses	2,089,550
Prepaid underlying loan expense	11,934,003
Prepaid commitment fees on secured credit facility	16,881,589
Total assets	41,257,770,509

Liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	8,738,648
Unrealized depreciation on swap contracts	23,753,414
Payables:
Senior notes (Net of deferred offering cost of $26,499,148) (Note 2)	6,509,556,754
Secured credit facility (Note 2)	3,285,500,000
Investment securities purchased	37,698,337
Deferred tax liability	5,822,942
Current tax liability	2,551,814
Interest on senior notes	70,291,185
Interest on secured credit facility	26,299,942
Investment Management fees	6,861,054
Audit fees	3,082,658
Fund administration fees	1,786,368
Legal fees	339,667
Custody fees	731,997
Trustees’ fees and expenses	112,499
Transfer agency fees and expenses	52,732
Sub transfer agency fees and expenses	3,599,630
Other accrued expenses	9,874,580
Total liabilities	9,996,654,221

Net Assets	$31,261,116,288

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$31,497,651,846
Total accumulated deficit	(236,535,558)
Net Assets	$31,261,116,288

Class I Shares:
Net assets applicable to shares outstanding	$31,261,116,288
Shares of beneficial interest issued and outstanding	2,971,450,390
Net asset value, offering, and redemption price per share	10.52

Debt Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities

Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Private Investment Funds [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Private Investment Funds

The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such Private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Derivative Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivative Instruments

The Fund may use options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Economic Downturn or Recession or Other Market Disruption [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic Downturn or Recession or Other Market Disruption

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies, terrorism, political developments, and changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

The current presidential administration has called for and is seeking to quickly enact significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. Significant uncertainty exists with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows.

SOFR RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR RISK

Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR Federal Reserve Bank of New York (“NYFR”). If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of all LIBOR settings ceased as of June 30, 2023 and all synthetic U.S. dollar LIBOR settings were discontinued at the end of September 2024. LIBOR was intended to be an unsecured rate that represented interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. All of the aforementioned may adversely affect the Fund or a portfolio fund’s performance or NAV.

Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.52
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	2,971,450,390
Reverse Repurchase Agreements [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 4,320,000	$ 3,870,000	$ 6,255,000	$ 6,833,000
Senior Securities Coverage per Unit			$ 4,138,255	$ 2,863,249	$ 1,078,983	$ 693,179
Secured Borrowings [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 204,168,415	$ 249,990,230
Senior Securities Coverage per Unit					$ 34,026	$ 19,919
Senior Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 3,285,500,000	$ 1,190,000,000	$ 1,175,000,000	$ 932,000,000	$ 607,000,000	$ 1,195,000,000
Senior Securities Coverage per Unit	$ 10,515	$ 24,607	$ 16,211	$ 12,885	$ 12,108	$ 4,958
Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 6,526,000,000	$ 5,650,000,000	$ 3,225,000,000	$ 1,865,000,000	$ 650,000,000
Senior Securities Coverage per Unit	$ 5,788	$ 5,972	$ 6,517	$ 6,920	$ 11,376
Series A Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 650,000,000
Series A One Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	250,000,000
Series C Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	130,000,000
Series D Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	10,000,000
Series E Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	130,000,000
Series F Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	160,000,000
Series G Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	40,000,000
Series I Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	95,000,000
Series I One Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	10,000,000
Series J Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	141,000,000
Series K Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	115,200,000
Series L Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	304,800,000
Series M Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	114,000,000
Series N Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	66,000,000
Series O Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	85,000,000
Series O One Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	27,000,000
Series P Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	224,000,000
Series Q Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	155,000,000
Series R Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	224,000,000
Series S Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	45,000,000
Series T Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	150,000,000
Series T One Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	150,000,000
Series U Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	268,000,000
Series V Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	486,000,000
Series W Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	328,000,000
Series X Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	93,000,000
Series Y Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	195,000,000
Series Z Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	129,000,000
Series AA Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	160,500,000
Series BB Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	174,500,000
Series CC Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	91,000,000
Series DD Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	200,000,000
Senior EE Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	150,000,000
Senior FF Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	175,000,000
Senior GG Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	225,000,000
Senior HH Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	75,000,000
Senior II Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	85,000,000
Senior JJ Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	215,000,000
Senior KK Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	60,000,000
Senior LL Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 140,000,000